Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Income Tax [Line Items]
Benefit to retained earnings	$ (6,606,426)	$ (5,894,659)	$ (6,176,400)
Percentage of EBITDA limit set for U.S. interest expense deductions	30.00%
Percentage of EBIT limit set for U.S. interest expense deductions	30.00%
Tax Cuts and Jobs Act, decrease in net deferred tax liabilities		28,000
Deferred tax asset attributable to net operating loss carryforwards	$ (2,964,634)	(3,840,759)
Deferred tax assets attributable to tax credit carryforwards	12,235	11,335
Net operating loss carryforwards with expiration	64,700
Net operating loss carryforwards without expiration	2,900,000
Research and development credit carryforward	70
Foreign tax credit carryforward	12,100
Valuation allowance amount	(4,203,249)	(3,456,344)
Gross unrecognized tax benefits	29,144	31,380		$ 36,167
Unrecognized tax benefits that would impact effective tax rate	25,600	27,800
Reserves for interest and penalties	600	600
Increase related to current tax position	900
Increase in prior period tax position	100
Decrease due to the expiration of statute of limitations for assessment of taxes	3,317	7,281
Future Benefit [Member]
Income Tax [Line Items]
Deferred tax assets attributable to tax credit carryforwards	$ 12,200	$ 15,400
Intelsat Luxembourg [Member]
Income Tax [Line Items]
Enacted tax rate	26.01%
Accounting Standards Update 2016-16 [Member] | Minimum [Member]
Income Tax [Line Items]
Benefit to retained earnings			$ 170,000